Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of actual shares delivered, Senior management (Details) - Senior Management - shares
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	57,730
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	54,249	71,294
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	145,704	185,261
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	243,433	351,777
Deferred conditional variable remuneration plan and linked to objectives (2022)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	266,390	357,615
Deferred conditional variable remuneration plan and linked to objectives (2023)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	233,652	1,212,984
Deferred conditional variable remuneration plan and linked to objectives (2024)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	1,399,679	0